Loans Receivable from Related Parties (Tables)	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Schedule of Loans Receivable from Related Party

At December 31, 2019 and 2018, the Company’s loans receivable from related parties consist of the following:

	December 31, 2019	December 31, 2018
Loans receivable from related party, net	$-	650
Less: current portion	-	(650)
Loans receivable from related party, non-current	$-	-